PP&E - Movements for materials and others PP&E (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Movements in impairment of materials and others PP&E
At the beginning of the year	$ 5,281,751
At the end of the period	5,998,155
Materials | Impairment allowance
Movements in impairment of materials and others PP&E
At the beginning of the year	(39,346)	$ (58,412)
(Increases) / Decreases	(2,103)	8,541
Currency translation adjustments	(226)	650
At the end of the period	(41,675)	(49,221)
Others PP&E | Impairment allowance
Movements in impairment of materials and others PP&E
At the beginning of the year	(16,761)	(6,585)
Decreases	438	1,423
At the end of the period	$ (16,323)	$ (5,162)